Cover	Nov. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2024
Entity File Number	001-39945
Entity Registrant Name	CONSTELLATION ACQUISITION CORP I
Entity Central Index Key	0001834032
Entity Tax Identification Number	98-1574835
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	646
Local Phone Number	585-8975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSTAF
Security Exchange Name	NONE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSTWF
Security Exchange Name	NONE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CSTUF
Security Exchange Name	NONE